Commitments and Contingencies (Details) - USD ($)		5 Months Ended	10 Months Ended	12 Months Ended
	Oct. 04, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Agreements amounted			$ 10,700,000	$ 10,700,000
Consolidated statement of operations			1,300,000
Increase (Decrease) in Prepaid Expenses, Other			$ 900,000
Helix Acquisition Corp.[Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting deferred fee, per share (in Dollars per share)				$ 0.35
Deferred underwriting fee				$ 4,025,000
Fully diluted shares (in Shares)				360,000,000
Subscribed share (in Shares)	11,500,000
Aggregate purchase price	$ 115,000,000
Contingent and deferred fees				$ 9,100,000
Annual compensation				$ 35,000
Helix Acquisition Corp.[Member] | Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting deferred fee, per share (in Dollars per share)				$ 0.35
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Commitments and Contingencies (Details) [Line Items]
Fully diluted shares (in Shares)		6,232,090		11,930,000
Price per share (in Dollars per share)	$ 10